Financial Instruments And Risks - Summary of Group's Maximum Exposure To Structured Entities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unconsolidated Structured Entities Managed By Third Parties [Member]
Disclosure Of Maximum Exposure To Consolidated Structured Entities [Line Items]
Carrying amount of investment in structured entities	¥ 14,200,485	¥ 9,126,031
Group's maximum exposure	14,200,485	9,126,031
Unconsolidated Structured Entities Managed By Affiliated Entities [Member]
Disclosure Of Maximum Exposure To Consolidated Structured Entities [Line Items]
Carrying amount of investment in structured entities	830,880	1,237,189
Group's maximum exposure	830,880	1,237,189
Unconsolidated Structured Entities Serviced By the Group [Member]
Disclosure Of Maximum Exposure To Consolidated Structured Entities [Line Items]
Size	19,740	21,168
Group's maximum exposure	¥ 19,740	¥ 21,168